Non-controlling interests - Cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Cash flows from operating activities	$ 737,178	$ 660,269
Cash flows used in financing activities	(203,546)	(551,418)
Cash flows from (used in) investing activities	(99,737)	(508,583)
Total
Disclosure of subsidiaries [line items]
Cash flows from operating activities	324,973	382,957
Cash flows used in financing activities	(390,536)	(400,314)
Cash flows from (used in) investing activities	(16,009)	(2,874)
Methanex Egypt
Disclosure of subsidiaries [line items]
Cash flows from operating activities	97,601	131,667
Cash flows used in financing activities	(146,586)	(99,490)
Cash flows from (used in) investing activities	(14,273)	(5,560)
Waterfront Shipping Limited
Disclosure of subsidiaries [line items]
Cash flows from operating activities	227,372	251,290
Cash flows used in financing activities	(243,950)	(300,824)
Cash flows from (used in) investing activities	$ (1,736)	$ 2,686